Long-term investment (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term investment
Equity investments		¥ 29,348
Firestorm
Long-term investment
Cash consideration	$ 2,137	14,667
Conflux
Long-term investment
Cash consideration	$ 2,000	¥ 13,726